                                 United States

                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

                  Report for the Year Ended December 31, 2012

              Check here if Amendment [_]: Amendment Number: ___
                       This Amendment (Check only one):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                       OPUS INVESTMENT MANAGEMENT, INC.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653

Form 13F File Number:  028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856

Signature, Place and Date Signing:

/s/ Ann K. Tripp
-------------------------
Ann K. Tripp
Worcester,
MA

02/06/2013
Date

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            65     number of line items

Form 13F Information Table Value Total:       214,398     thousands

List of Other Included Managers:                 None

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Opus Investment Management
Form 13F File Number: 028-05067
December 31, 2012

                          FORM 13F INFORMATION TABLE

                                                                                                                 Voting authority
                                                             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                     Title of class   CUSIP   (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                     -------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                              Column 2    Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                           -------------- --------- -------- ----------------------- ---------- -------- ----------------
AGL Resources Inc.                 COM            001204106 4274     106924  SH              Sole
Altria Group Inc                   COM            02209S103 2687     85459   SH              Sole
Ameren Corporation                 COM            023608102 4107     133687  SH              Sole
American Electric Power Compan     COM            025537101 2032     47600   SH              Sole
AT&T Inc                           COM            00206R102 2023     60000   SH              Sole
Atmos Energy Corp                  COM            049560105 850      24200   SH              Sole
Bristol-Myers Squibb Co.           COM            110122108 2865     87904   SH              Sole
CenterPoint Energy Inc             COM            15189T107 1904     98900   SH              Sole
Chevron Corp                       COM            166764100 2163     20000   SH              Sole
Cliffs Natural Resources Inc       COM            18683K101 964      25000   SH              Sole
Clorox Co.                         COM            189054109 2563     35000   SH              Sole
CMS Energy Corp.                   COM            125896100 488      20000   SH              Sole
Conagra Inc.                       COM            205887102 885      30000   SH              Sole
Conoco Phillips                    COM            20825C104 1102     19000   SH              Sole
Consolidated Edison, Inc.          COM            209115104 3655     65801   SH              Sole
Dominion Resources                 COM            25746U109 2036     39300   SH              Sole
Dr Pepper Snapple Group            COM            26138E109 221      5000    SH              Sole
DTE Energy Co.                     COM            233331107 1543     25700   SH              Sole
Duke Energy Corp                   COM            26441C204 319      5000    SH              Sole
Dupont E.I. De Nemours             COM            263534109 1777     39500   SH              Sole
Emerson Electric Co.               COM            291011104 318      6000    SH              Sole
Entergy Corp. New                  COM            29364G103 3723     58395   SH              Sole
Exelon Corp.                       COM            30161N101 3123     105010  SH              Sole
Firstenergy Corp                   COM            337932107 3664     87743   SH              Sole
General Electric Company           COM            369604103 1868     89000   SH              Sole

                                                                                                                 Voting authority
                                                             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                    Title of class    CUSIP   (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                    --------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                             Column 2     Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                          --------------- --------- -------- ----------------------- ---------- -------- ----------------
Heinz (H.J.) & Co.                COM             423074103 865      15000   SH              Sole
Intel Corp.                       COM             458140100 1023     49600   SH              Sole
Johnson & Johnson                 COM             478160104 280      4000    SH              Sole
Kimberly-Clark Corp.              COM             494368103 422      5000    SH              Sole
Leggett & Platt, Inc.             COM             524660107 523      19200   SH              Sole
Lockheed Martin Corp              COM             539830109 369      4000    SH              Sole
Merck & Co Inc                    COM             58933Y105 205      5000    SH              Sole
Metlife Inc                       COM             59156R108 0        10      SH              Sole
Microchip Technology Inc          COM             595017104 1760     54000   SH              Sole
National Westminster Bank PLC     PFD             638539882 5823     235000  SH              Sole
Newtek Business Services, Inc.    COM             652526104 22       12000   SH              Sole
Nextera Energy Inc.               COM             65339F101 346      5000    SH              Sole
Nisource Inc                      COM             65473P105 1257     50500   SH              Sole
NV Energy Inc                     COM             67073Y106 1887     104000  SH              Sole
Paychex Inc.                      COM             704326107 2357     75800   SH              Sole
PEPCO Holdings, Inc.              COM             713291102 4288     218674  SH              Sole
Pfizer Inc                        COM             717081103 1254     50000   SH              Sole
PG&E Corp                         COM             69331C108 3442     85676   SH              Sole
Pinnacle West Capital             COM             723484101 510      10000   SH              Sole
Pitney Bowes, Inc.                COM             724479100 621      58340   SH              Sole
PPL Corporation                   COM             69351T106 1321     46142   SH              Sole
Proctor & Gamble                  COM             742718109 747      11000   SH              Sole
Public Svc Enterprise Grp, Inc    COM             744573106 4288     140127  SH              Sole
Resolute Forest Products          COM             76117W109 252      19026   SH              Sole
Reynolds American Inc             COM             761713106 497      12000   SH              Sole
RPM, Inc.                         COM             749685103 587      20000   SH              Sole
SCANA Corporation                 COM             80589M102 411      9000    SH              Sole
Southern Co.                      COM             842587107 2474     57800   SH              Sole
Sysco Corp.                       COM             871829107 3381     106800  SH              Sole
TECO Energy Inc                   COM             872375100 4054     241900  SH              Sole
Time Warner Cable Inc             CL A            88732J207 179      1844    SH              Sole
Vanguard                          EMR MKT ETF     922042858 52875    1187400 SH              Sole
Vanguard                          TOT STK MKT ETF 922908769 24314    331800  SH              Sole
Vanguard                          VALUE ETF       922908744 20057    341100  SH              Sole
Vanguard MSCI EAFE                ETF             921943858 12116    343900  SH              Sole
Vectren Corporation               COM             92240G101 2464     83793   SH              Sole

                                                                                                                 Voting authority
                                                             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                     Title of class   CUSIP   (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                     -------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                              Column 2    Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                           -------------- --------- -------- ----------------------- ---------- -------- ----------------
Verizon Communications             COM            92343V104 1298     30000   SH              Sole
Waste Management Inc               COM            94106L109 337      10000   SH              Sole
Wisconsin Power & Light            COM            018802108 1835     41789   SH              Sole
Xcel Energy Inc                    COM            98389B100 2503     93709   SH              Sole